Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 3.1%
2,200
General Dynamics Corp. .............
$ 545,842
900
Lockheed Martin Corp. .............
437,841
983,683
Air Freight & Logistics — 0.4%
1,300
Expeditors International of Washington,
Inc. ..........................
135,096
Airlines — 0.9%
1,800
Copa Holdings SA, Class A(a) ........
149,706
3,300
United Airlines Holdings, Inc.(a) .......
124,410
274,116
Automobiles — 0.5%
3,650
Harley-Davidson, Inc. ...............
151,840
Banks — 8.1%
3,703
Bank OZK .......................
148,342
5,350
First Hawaiian, Inc. ................
139,314
12,450
FNB Corp. ......................
162,473
10,150
Huntington Bancshares, Inc. ..........
143,115
8,100
JPMorgan Chase & Co. .............
1,086,210
6,400
Regions Financial Corp. .............
137,984
11,550
U.S. Bancorp .....................
503,696
7,350
Umpqua Holdings Corp. .............
131,197
1,800
Webster Financial Corp. .............
85,212
2,537,543
Biotechnology — 7.0%
2,650
AbbVie, Inc. .....................
428,266
1,250
Amgen, Inc. ......................
328,300
7,050
Gilead Sciences, Inc. ...............
605,243
700
Regeneron Pharmaceuticals, Inc.(a) .....
505,043
1,150
Vertex Pharmaceuticals, Inc.(a) ........
332,097
2,198,949
Capital Markets — 5.8%
1,150
Affiliated Managers Group, Inc. .......
182,194
1,350
Ameriprise Financial, Inc. ............
420,349
4,500
Bank of New York Mellon Corp. (The) ...
204,840
1,100
Cboe Global Markets, Inc. ...........
138,017
2,400
Interactive Brokers Group, Inc., Class A ..
173,640
650
LPL Financial Holdings, Inc. ..........
140,511
4,700
Morgan Stanley ...................
399,594
1,600
Raymond James Financial, Inc. ........
170,960
1,830,105
Chemicals — 0.5%
1,800
CF Industries Holdings, Inc. ..........
153,360
Communications Equipment — 0.9%
5,800
Cisco Systems, Inc. ................
276,312
Construction Materials — 0.4%
1,050
Eagle Materials, Inc. ................
139,493
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Finance — 0.5%
1,500
Discover Financial Services ..........
$ 146,745
Diversified Consumer Services — 0.6%
400
Grand Canyon Education, Inc.(a) .......
42,264
3,700
H&R Block, Inc. ..................
135,087
177,351
Diversified Financial Services — 1.4%
6,700
Apollo Global Management, Inc. .......
427,393
Diversified Telecommunication Services — 2.0%
34,800
AT&T, Inc. ......................
640,668
Electric Utilities — 2.6%
4,800
American Electric Power Co., Inc. ......
455,760
4,450
NRG Energy, Inc. ..................
141,599
3,000
Southern Co. (The) .................
214,230
811,589
Electronic Equipment, Instruments &
Components — 0.5%
2,350
Jabil, Inc. .......................
160,270
Entertainment — 1.3%
2,900
Electronic Arts, Inc. ................
354,322
7,300
Playtika Holding Corp.(a) ............
62,123
416,445
Equity Real Estate Investment Trusts (REITs)
— 5.5%
3,150
EPR Properties ...................
118,818
2,450
Gaming & Leisure Properties, Inc. ......
127,621
2,500
Omega Healthcare Investors, Inc. .......
69,875
6,900
Realty Income Corp. ...............
437,667
3,750
Simon Property Group, Inc. ..........
440,550
3,000
Spirit Realty Capital, Inc. ............
119,790
12,750
VICI Properties, Inc. ...............
413,100
1,727,421
Food & Staples Retailing — 0.6%
3,950
Kroger Co. (The) ..................
176,091
Food Products — 4.0%
5,800
Archer-Daniels-Midland Co. ..........
538,530
2,550
General Mills, Inc. .................
213,817
12,250
Kraft Heinz Co. (The) ...............
498,698
1,251,045
Health Care Providers & Services — 7.5%
5,400
Centene Corp.(a) ..................
442,854
1,200
Cigna Corp. ......................
397,608
6,300
CVS Health Corp. .................
587,097
924
Elevance Health, Inc. ...............
473,984
1,274
McKesson Corp. ..................
477,903
2,379,446

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 0.4%
2,600
Boyd Gaming Corp. ................
$ 141,778
Independent Power and Renewable Electricity
Producers — 0.5%
6,350
Vistra Corp. ......................
147,320
Insurance — 4.3%
2,150
Aflac, Inc. .......................
154,671
6,500
MetLife, Inc. .....................
470,405
4,400
Prudential Financial, Inc. ............
437,624
950
Reinsurance Group of America, Inc. ....
134,986
4,100
Unum Group .....................
168,223
1,365,909
IT Services — 3.0%
4,700
Fiserv, Inc.(a) .....................
475,029
3,350
International Business Machines Corp. ..
471,982
947,011
Machinery — 6.1%
1,000
Allison Transmission Holdings, Inc. .....
41,600
1,850
Cummins, Inc. ....................
448,236
1,000
Deere & Co. .....................
428,760
4,650
PACCAR, Inc. ....................
460,210
1,450
Parker-Hannifin Corp. ..............
421,950
550
Snap-on, Inc. .....................
125,670
1,926,426
Media — 2.9%
5,900
Comcast Corp., Class A .............
206,323
550
Fox Corp., Class A .................
16,704
4,250
Fox Corp., Class B .................
120,912
3,300
Liberty Media Corp-Liberty SiriusXM,
Class C(a) .....................
129,129
894
Nexstar Media Group, Inc. ...........
156,477
2,000
Omnicom Group, Inc. ...............
163,140
23,300
Sirius XM Holdings, Inc. ............
136,072
928,757
Metals & Mining — 2.4%
3,450
Nucor Corp. .....................
454,744
750
Reliance Steel & Aluminum Co. .......
151,830
1,650
Steel Dynamics, Inc. ................
161,205
767,779
Mortgage Real Estate Investment Trusts (REITs)
— 0.4%
11,400
AGNC Investment Corp. .............
117,990
Multi-Utilities — 1.7%
2,000
Consolidated Edison, Inc. ............
190,620
2,150
Sempra Energy ...................
332,261
522,881
Oil, Gas & Consumable Fuels — 9.6%
5,400
ConocoPhillips ...................
637,200
10,800
Exxon Mobil Corp. ................
1,191,240
Shares Fair Value
COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — (continued)
4,450
Marathon Petroleum Corp. ...........
$ 517,935
600
Occidental Petroleum Corp. ..........
37,794
4,800
Phillips 66 .......................
499,584
1,100
Valero Energy Corp. ................
139,546
3,023,299
Personal Products — 0.5%
17,700
Coty, Inc., Class A(a) ...............
151,512
Pharmaceuticals — 4.6%
9,300
Bristol-Myers Squibb Co. ............
669,135
6,400
Merck & Co., Inc. .................
710,080
2,100
Royalty Pharma PLC, Class A .........
82,992
1,462,207
Professional Services — 1.0%
1,400
Leidos Holdings, Inc. ...............
147,266
1,400
Science Applications International Corp. .
155,302
302,568
Semiconductors & Semiconductor Equipment
— 2.7%
776
Broadcom, Inc. ...................
433,885
5,950
Microchip Technology, Inc. ...........
417,987
851,872
Software — 0.4%
6,100
Dropbox, Inc., Class A(a) ............
136,518
Specialty Retail — 3.2%
1,200
AutoNation, Inc.(a) ................
128,760
175
AutoZone, Inc.(a) ..................
431,582
1,250
Dick's Sporting Goods, Inc. ...........
150,362
200
O'Reilly Automotive, Inc.(a) ..........
168,806
1,200
Penske Automotive Group, Inc. ........
137,916
1,017,426
Thrifts & Mortgage Finance — 0.2%
5,700
MGIC Investment Corp. .............
74,100
Tobacco — 1.5%
10,600
Altria Group, Inc. ..................
484,526
Total Common Stocks
(Cost $28,241,684) ............... 31,364,840

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 0.2%
64,595
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(b) .......
$ 64,595
Total Money Market Fund
(Cost $64,595) .................. 64,595
Total Investments — 99.7%
(Cost $28,306,279) ............................ 31,429,435
Net Other Assets (Liabilities) — 0.3% ............... 92,731
NET ASSETS — 100.0% .......................
$ 31,522,166
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
December 31, 2022 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 31,429,435(a) $ — $ — $ 31,429,435
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.